Subsequent Events - Schedule of Carrying Value of Liabilities Assumed (Details)	Jan. 02, 2018 USD ($)
Myriad Software Productions, LLC [Member]
Cash	$ 4,478
Accounts payable	116,039
Net carrying value acquired	(111,561)
Data443 Risk Mitigation, Inc. Acquisition [Member]
Accounts payable	17,993
Net carrying value acquired	$ (17,993)